TREASURY STOCK (DETAILS TEXTUAL) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Feb. 28, 2011	Feb. 28, 2010	Mar. 31, 2011	Mar. 31, 2014	Mar. 31, 2013
Equity [Line Items]
Stock Repurchase Program, Authorized Amount		$ 1,000	$ 15
Stock Repurchased During Period, Shares			6,049
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	1,000
Treasury Stock, Number of Shares Held				5,049	5,049